Income Tax (Expense)/ Benefit - Net income from continuing operations before tax and income tax disaggregation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Jun. 30, 2025
(Loss)/income before income tax expense/(benefit):
Domestic	$ (55,989)	$ 20,357	$ (42,332)
Foreign	172,872	60,418	41,059
Income/(loss) before tax	116,883	80,775	(1,273)
Income tax expense/(benefit):
Domestic	0	0	0
State and federal	0	0	0
Foreign	4,307	(18)	1,870
Income tax (expense)/benefit	$ 4,307	$ (18)	$ 1,870
2025 Convertible Bonds | Convertible debt
Income tax expense/(benefit):
Debt instrument, face amount				$ 575,000